15. STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
15. STOCK-BASED COMPENSATION

The Company has two equity incentive compensation plans: a 2004 Stock Option Plan and a 2006 Stock Incentive Plan.

2004 Stock Option Plan – The 2004 Stock Option Plan authorized the issuance of incentive stock options (“ISOs”) and non-qualified stock options (“NQOs”) to the Company’s officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 23,810 shares of common stock. On September 7, 2006, the Company terminated the 2004 Stock Option Plan, except to the extent of issued and outstanding options then existing under the plan. The Company had 762 stock options outstanding under its 2004 Stock Option Plan at December 31, 2012 and 2011.

2006 Stock Incentive Plan – The 2006 Stock Incentive Plan authorizes the issuance of ISOs, NQOs, restricted stock, restricted stock units, stock appreciation rights, direct stock issuances and other stock-based awards to the Company’s officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 414,286 shares of common stock.

Stock Options – On August 1, 2011 and August 25, 2011, the Company granted options to purchase an aggregate of 12,867 and 1,067 shares of the Company’s common stock at exercise prices of $12.90 and $5.25 per share, which were the respective closing prices per share of the Company’s common stock on the dates of grant, with estimated fair values of $6.60 and $2.70, respectively. The options vested as to 33% on April 2, 2012 and vest as to 33% on each of April 1, 2013 and April 1, 2014. The options expire in 10 years from the date of grant. Fair value was determined using the Black-Scholes Option Pricing Model. For the August 1, 2011 grants, the inputs to estimating fair value were: exercise price of $12.90; estimated life of 5.0 years; expected volatility of 56.7%; and risk free interest rate of 2.50%. For the August 25, 2011 grants, the inputs to estimating fair value were: exercise price of $5.25; estimated life of 5.0 years; expected volatility of 56.7% and risk free interest rate of 2.50%. The Company estimates expected volatility using peer companies within its industry.

Summaries of the status of Company’s stock option plans as of December 31, 2012 and 2011 and of changes in options outstanding under the Company’s plans during those years are as follows (shares in thousands):

	Years Ended December 31,
	2012		2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	15	$56.70	1	$867.30
Issued (Cancelled)	(2)	$8.25	14	$12.30
Outstanding at end of year	13	$63.00	15	$56.70
Options exercisable at end of year	5	$147.45	1	$867.30

Stock options outstanding as of December 31, 2012, were as follows (number of shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$ 12.90	12	8.59	$12.90	4	$12.90
$866.25-$871.50	1	2.57	$867.30	1	$867.30

The options outstanding at December 31, 2012 and 2011 had intrinsic values of $0 and $50,000, respectively.

Restricted Stock – The Company granted to certain employees and directors shares of restricted stock under its 2006 Stock Incentive Plan pursuant to restricted stock agreements. A summary of unvested restricted stock activity is as follows (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2010	31	$144.90
Issued	18	$12.90
Vested	(17)	$158.40
Canceled	(1)	$145.50
Unvested at December 31, 2011	31	$64.05
Vested	(13)	$81.90
Canceled	(2)	$61.20
Unvested at December 31, 2012	16	$50.40

The fair value of the common stock at vesting aggregated $112,000 and $239,000 for the years ended December 31, 2012 and 2011, respectively. Stock-based compensation expense related to employee and non-employee restricted stock and option grants recognized in income were as follows (in thousands):

	Years Ended December 31,
	2012	2011
Employees	$782	$1,522
Non-employees	24	756
Total stock-based compensation expense	$806	$2,278

At December 31, 2012, the total compensation cost related to unvested awards which had not been recognized was $812,000 and the associated weighted-average period over which the compensation cost attributable to those unvested awards would be recognized was 2.04 years. In January 2013, the Company granted 53,333 shares of restricted stock that vest on the earlier of (i) the date of the Company’s 2013 annual meeting of stockholders, or (ii) July 31, 2013, and had a grant date fair value of $5.40 per share. In January 2013, the Company granted an additional 104,167 shares of restricted stock that vest in equal amounts on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.40 per share. In March 2013, the Company granted an additional 130,000 shares of restricted common stock that vests in equal amounts on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.70 per share.